Fair value measurement	9 Months Ended
Sep. 30, 2023
Fair Value Disclosures [Abstract]
Fair value measurement

10. Fair value measurement:

The following table sets forth the fair value of the Company’s financial assets and liabilities measured at fair value on a recurring basis based on the three-tier fair value hierarchy.

	Level 1	Level 2	Level 3	Total
As at September 30, 2023
Assets
Cash	$1,468,955	$-	$-	$1,468,955
Long term cash equivalent	23,271	-	-	23,271
Liabilities
Derivative liability – warrants	-	-	-	-
Total net assets measured and recorded at fair value	$1,492,226	$-	$-	$1,492,226

	Level 1	Level 2	Level 3	Total
As at December 31, 2022
Assets
Cash	$2,363,530	$-	$-	$2,363,530
Long term cash equivalent	22,310	-	-	22,310
Liabilities
Derivative liability – warrants	-	(51)	-	(51)
Total assets (liabilities) measured and recorded at fair value	$2,385,840	$(51)	$-	$2,385,789

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended September 30, 2023 and 2022

(Unaudited)